CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 519,098	$ 924,349	$ 679,008
Cost of revenues	473,888	894,723	576,827
Research and development expenses (including related parties amounts of US$63,011, US$107,669 and US$135,334 for the years ended December 31, 2025, 2024 and 2023, respectively)	170,960	274,801	368,729
Selling and marketing expenses (including related parties amounts of US$20,125, US$52,636 and US$40,531 for the years ended December 31, 2025, 2024 and 2023, respectively)	148,261	322,310	328,935
General and administrative expenses (including related parties amounts of US$4,227, US$10,873 and US$13,085 for the years ended December 31, 2025, 2024 and 2023, respectively)	135,850	227,475	144,533
Fair value changes of liabilities due to instrument-specific credit risk, income taxes	0	0	0
Foreign currency translation adjustment, income taxes	0	0	0
Interest expenses (including related parties amounts of US$39,109, US$19,504 and nil for the years ended December 31, 2025, 2024 and 2023, respectively)	63,338	58,218	10,200
Interest income (including related parties amounts of US$20,725, US$13,661 and US$122 for the years ended December 31, 2025, 2024 and 2023, respectively)	28,143	22,289	9,204
Net of income taxes	0	0	0
Goods
Total revenues	462,802	891,061	660,158
Cost of revenues	430,031	867,061	564,741
Service
Total revenues	56,296	33,288	18,850
Cost of revenues	43,857	27,662	12,086
Related party
Research and development expenses (including related parties amounts of US$63,011, US$107,669 and US$135,334 for the years ended December 31, 2025, 2024 and 2023, respectively)	63,011	107,669	135,334
Selling and marketing expenses (including related parties amounts of US$20,125, US$52,636 and US$40,531 for the years ended December 31, 2025, 2024 and 2023, respectively)	20,125	52,636	40,531
General and administrative expenses (including related parties amounts of US$4,227, US$10,873 and US$13,085 for the years ended December 31, 2025, 2024 and 2023, respectively)	4,227	10,873	13,085
Interest expenses (including related parties amounts of US$39,109, US$19,504 and nil for the years ended December 31, 2025, 2024 and 2023, respectively)	39,109	19,504	0
Interest income (including related parties amounts of US$20,725, US$13,661 and US$122 for the years ended December 31, 2025, 2024 and 2023, respectively)	20,725	13,661	122
Related party | Goods
Total revenues	5,933	18,162	3,432
Cost of revenues	349,247	774,002	549,893
Related party | Service
Total revenues	$ 29,045	$ 24,358	$ 12,573